Taxation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Taxation
Unused Tax Losses Available for Carryforward	€ 134,596	€ 136,588
Unremitted earnings of subsidiaries for which no deferred tax liability has been recognised	39,199	38,380
Losses for which no deferred tax is recognised	56,483	56,344
Tax losses utilized during the period	€ 433
Percentage of deferred tax assets	2.80%
Deferred tax assets	€ 19,033	20,177	€ 19,316
LUXEMBOURG
Taxation
Unused Tax Losses Available for Carryforward	€ 65,200	67,016
Corporate tax rate (as a percent)	1.00%
Cash flow projection period to determine recoverable tax losses	5 years
Utilisation period after reporting date beyond which deferred tax assets are not recognised	60 years
LUXEMBOURG | Not later than 10 years
Taxation
Percentage of deferred tax expected to be used	20.00%
Deferred tax assets	€ 3,065	3,306
LUXEMBOURG | Not later than 20 years
Taxation
Percentage of deferred tax expected to be used	40.00%
Deferred tax assets	€ 6,194	6,344
LUXEMBOURG | Cable & Wireless Worldwide Group company
Taxation
Losses for which no deferred tax is recognised	9,136	9,136
LUXEMBOURG | Tax losses on tax deductible impairments following Luxembourg tax reform
Taxation
Increase in deferred tax assets	719
Taxe losses in current year	1,815
Deferred tax assets	0
Additional tax losses disposal of investments	€ 15,958	15,933
Tax loss carryforward expiration period	17 years
LUXEMBOURG | Tax losses
Taxation
Deferred tax assets	€ 15,563	16,714
GERMANY
Taxation
Utilisation period of tax losses (in years)	5 years
Deferred tax assets	€ 1,950	2,029
UK
Taxation
Deferred tax assets	€ 2,566	2,485
Cash flow projection period to determine recoverable tax losses	5 years
UK | Tax losses that can only be offset against future capital gains
Taxation
Tax losses arising from subsidiaries for offset against future capital gains	€ 29,762	€ 29,713
Deferred tax assets	€ 0
Minimum | LUXEMBOURG
Taxation
Corporate tax rate (as a percent)	1.00%
Period over which tax losses are expected to be fully utilised	47 years	52 years
Percentage of reasonably possible increase or decrease in forecast income	5.00%
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income	3 years
Minimum | LUXEMBOURG | Internal financing, centralised procurement, and international roaming activities
Taxation
Annual taxable profit consistently generated	€ 1
Minimum | GERMANY
Taxation
Period over which trading tax losses are expected to be fully utilised	4 years
Period over which corporate tax losses are expected to be fully utilised	14 years
Minimum | UK
Taxation
Percentage of reasonably possible increase or decrease in forecast income	5.00%
Maximum | LUXEMBOURG
Taxation
Expiration period of group's tax losses	15 years
Period over which tax losses are expected to be fully utilised	52 years	57 years
Percentage of reasonably possible increase or decrease in forecast income	(10.00%)
Increase or decrease in tax loss utilisation period based on reasonably possible increase or decrease in forecast income	6 years
Maximum | GERMANY
Taxation
Period over which trading tax losses are expected to be fully utilised	5 years
Period over which corporate tax losses are expected to be fully utilised	15 years
Maximum | UK
Taxation
Percentage of reasonably possible increase or decrease in forecast income	10.00%